CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS
Provision for doubtful accounts, accounts and notes receivable	$ 2,228	$ 2,172
Provision for doubtful accounts, amounts due from related parties	2,156	1,749
Provision for doubtful accounts, prepayments and other current assets	$ 429	$ 144
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	155,152,737	153,585,440
Ordinary shares, shares outstanding	104,014,754	116,599,856
Treasury stock (in shares)	41,872,088	36,985,584